Investment Objectives and Goals - SIT MID CAP GROWTH FUND INC	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SIT MULTI CAP GROWTH FUND (formerly Sit Mid Cap Growth Fund)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit Multi Cap Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.